Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net (loss) income	$ (8,536,925)	$ 1,403,178	$ 4,603,708
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of the Right-of-use assets	377,435
Depreciation and amortization	2,264,957	1,466,522	1,219,892
Loss from disposition of fixed assets	(1,036,304)
Share-based compensation for services	394,465	682,254	341,127
Change in inventory reserve	1,165,044	(4,863)	(14,106)
Change in bad debt allowance	755,472	90,077	(5,356)
Impairment of fixed assets	281,680
Impairment of long-term investment in equity investees	177,750
Deferred tax (benefit)	84,046	(209,015)	(12,747)
Unrealized foreign exchange loss (gain)	172,108	(87,893)	(103,922)
Changes in operating assets and liabilities:
Accounts receivable	1,621,042	55,189	(1,462,024)
Inventories	1,214,601	(1,356,110)	(1,235,858)
Prepayments and other current assets	(224,171)	(4,475,109)	(805,370)
Accounts payables	(2,784,131)	205,428	(317,716)
Advance from customers	(22,153)	(52,719)	(198,827)
Taxes payable	(8,868)	577,877	753,832
Accrued expenses and other liabilities	(36,955)	436,233	751,752
Operating lease liabilities	(143,972)
Net cash provided by (used in) operating activities	(2,212,271)	(1,268,951)	3,514,385
Cash flows from investing activities:
Purchase of property, plant and equipment	(837,508)	(3,157,281)	(11,030,538)
Proceeds from disposition of fixed assets	38,661
Capital expenditures on construction-in-progress	(8,606,966)	(13,572,260)	(2,413,172)
Purchase of intangible assets- Land use rights			(2,079,731)
Long-term investments in equity investees	(287,244)	(1,143,707)
Proceeds upon maturity (purchase) of short-term investments	7,235,136	16,250,610	(28,737,530)
Net cash used in investing activities	(2,457,921)	(1,622,638)	(44,260,971)
Cash flows from financing activities:
Net proceeds from initial public offering			50,200,285
Capital contribution made by noncontrolling shareholders	595,818	136,710
Proceeds from short-term bank loans	5,211,000	2,932,000	4,921,600
Proceeds from long-term bank loan	73,300
Repayment of short-term bank loans	(2,889,000)	(4,691,200)	(6,121,240)
Proceeds from (repayment of) related party loans	50,466	(25,629)	(1,387,864)
Net cash provided (used in) by financing activities	3,041,584	(1,648,119)	47,612,781
Effect of exchange rate changes on cash	345,329	4,625	(1,285,556)
Net (decrease) increase in cash	(1,283,279)	(4,535,083)	5,580,639
Cash, beginning of year	2,550,152	7,085,235	1,504,596
Cash, end of year	1,266,873	2,550,152	7,085,235
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for income tax	33,131	74,284	34,393
Cash paid for interest	239,326	209,849	313,301
Non-Cash Investing Activities
Right-of-assets obtained in exchange for operating lease obligations	1,618,634
Transfer from construction-in-progress to fixed assets	16,512,238	642,026
Additions to construction-in-progress through accounts payable	3,269,263	2,247,578	7,690
Transfer from prepayments to construction-in-progress	$ 99,771	$ 793,692	$ 68,583